MULTI-MANAGER FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED FEBRUARY 16, 2012 TO

PROSPECTUS DATED JULY 31, 2011

On January 26, 2012, the Board of Trustees of the Northern Multi-Manager Funds (the “Board”) approved the termination of UBS Global Asset Management (Americas) Inc. (“UBS”) as a sub-adviser to the Multi-Manager International Equity Fund (the “International Equity Fund”), effective February 7, 2012, and the appointment of Northern Cross, LLC (“Northern Cross”) to sub-advise a portion of the International Equity Fund, effective on or about February 23, 2012. From February 7, 2012 until February 23, 2012, Northern Trust Investments, Inc. and The Northern Trust Company of Connecticut will manage the portion of the International Equity Fund previously managed by UBS. All references to UBS in the Prospectus are hereby deleted.

1.	The paragraph under the “FUND SUMMARIES – Multi-Manager International Equity Fund – MANAGEMENT” section on page 13 of the Prospectus is replaced with:

Investment Advisers and Sub-Advisers. The Northern Trust Company of Connecticut and Northern Trust Investments, Inc., each an indirect subsidiary of Northern Trust Corporation, serve jointly as the Investment Advisers of the Multi-Manager International Equity Fund. Altrinsic Global Advisors, LLC, NFJ Investment Group, LLC, Northern Cross, LLC, Tradewinds Global Investors, LLC and William Blair & Company, LLC each serves as a sub-adviser of the Fund.

2.	The following is added to the “FUND SUMMARIES – Multi-Manager International Equity Fund – PORTFOLIO MANAGERS” table on page 13 of the Prospectus:

	Title	Portfolio Manager of Fund since:
Northern Cross, LLC
Howard Appleby, CFA	Principal/ Portfolio Manager	February 2012
Jean-Francois Ducrest	Principal/ Portfolio Manager	February 2012
James LaTorre, CFA	Principal/ Portfolio Manager	February 2012
Edward E. Wendell, Jr.	Principal/ Portfolio Manager	February 2012

3.	The following is added to the “FUND MANAGEMENT – Multi-Manager International Equity Fund” section beginning on page 36 of the Prospectus:

Northern Cross, LLC (“Northern Cross”). Northern Cross has managed a portion of the Fund since February 2012. Northern Cross is located at 125 Summer Street, Boston, Massachusetts 02110. As of December 31, 2011, Northern Cross had assets under management of approximately $32.7 billion. Members of the portfolio management team who are jointly and primarily responsible for the day-to-day management are Howard Appleby, CFA, Jean-Francois Ducrest, James LaTorre, CFA, and Edward E. Wendell, Jr. Messrs. Appleby, Ducrest, LaTorre and Wendell have been principals of Northern Cross since 2003 and each has co-managed a portion of the Fund since February 2012. Mr. Appleby has been President of MJS International, Inc. since 2003, and was a Vice President of Trading at Boston Investor Services, Inc. from 2005 to 2010. Mr. Ducrest has been President of PGN Advisors, Inc. since 2003, and was a Vice President of Trading at Boston Investor Services, Inc. from 2005 to 2010. Mr. LaTorre has been President of Summit International Investments Inc. since 1996, and was a Vice President of Trading at Boston Investor Services, Inc. from 2005 to 2010. Mr. Wendell has been President of MELTM Inc. since 2003, Chairman of Boston Investor Services, Inc. since 2007, and was President of Boston Investor Services, Inc. from 1993 to 2007.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN FUNDS PROSPECTUS

MULTI-MANAGER FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS PROSPECTUS

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	MMF SPT (02/12)

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

Supplement dated February 16, 2012 to Statement of Additional Information dated July 31, 2011

On January 26, 2012, the Board of Trustees of the Northern Multi-Manager Funds (the “Board”) approved the termination of UBS Global Asset Management (Americas) Inc. (“UBS”) as a sub-adviser to the Multi-Manager International Equity Fund (the “International Equity Fund”), effective February 7, 2012, and the appointment of Northern Cross, LLC (“Northern Cross”) to sub-advise a portion of the International Equity Fund, effective on or about February 23, 2012. From February 7, 2012 until February 23, 2012, Northern Trust Investments, Inc. and The Northern Trust Company of Connecticut will manage the portion of the International Equity Fund previously managed by UBS. All references to UBS in the SAI are hereby deleted.

1.	The information under the section “INVESTMENT ADVISERS, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers” on page 51 of the SAI with respect to the International Equity Fund is deleted and replaced with the following:

Fund	Sub-Advisers
Multi-Manager International Equity Fund	Altrinsic Global Advisors, LLC (“Altrinsic”)
NFJ Investment Group, LLC (“NFJ”)
Northern Cross, LLC (“Northern Cross”)
Tradewinds Global Investors, LLC (“Tradewinds”)
William Blair & Company, LLC (“William Blair”)

2.	The following is added to the ownership and control information under the section entitled “INVESTMENT ADVISERS, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers” beginning on page 51 of the SAI:

Northern Cross

Northern Cross, LLC is organized as a Massachusetts limited liability company and is equally owned by its four founding principals, Messrs. Howard Appleby, Jean-Francois Ducrest, James LaTorre and Edward E. Wendell, Jr.

3.	The following information is added to the table that appears in the “PORTFOLIO MANAGERS” section under “Multi-Manager International Equity Fund” on page 67 of the SAI:

Multi-Manager International Equity Fund	Northern Cross Howard Appleby, CFA Jean-Francois Ducrest James LaTorre, CFA Edward E. Wendell, Jr.

4.	The following information is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers – Multi-Manager International Equity Fund” beginning on page 78 of the SAI:

Northern Cross

The table below discloses the accounts within each type of category listed below for which Howard Appleby, CFA was jointly and primarily responsible for day-to-day portfolio management as of December 31, 2011.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	6	$30,470.2	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	11	$2,216.6	0	$0

The table below discloses the accounts within each type of category listed below for which Jean-Francois Ducrest was jointly and primarily responsible for day-to-day portfolio management as of December 31, 2011.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	6	$30,470.2	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	11	$2,216.6	0	$0

The table below discloses the accounts within each type of category listed below for which James LaTorre, CFA was jointly and primarily responsible for day-to-day portfolio management as of December 31, 2011.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	6	$30,470.2	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	11	$2,216.6	0	$0

The table below discloses the accounts within each type of category listed below for which Edward E. Wendell, Jr. was jointly and primarily responsible for day-to-day portfolio management as of December 31, 2011.

Type of Accounts	Total # of Accounts Managed	Total Assets (in Millions)	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance (in Millions)
Northern Funds (including Northern Multi-Manager Funds):	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	6	$30,470.2	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	11	$2,216.6	0	$0

5.	The following information is added under the section entitled “PORTFOLIO MANAGERS – Material Conflicts of Interest – Multi-Manager International Equity Fund” beginning on page 106 of the SAI:

Northern Cross

From time to time, potential conflicts of interest may arise between Northern Cross portfolio managers’ management of the investments of the Multi-Manager International Equity Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Multi-Manager International Equity Fund, track the same index or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Multi-Manager International Equity Fund. The other accounts might also have different investment objectives or strategies than the Multi-Manager International Equity Fund.

Knowledge and Timing of Portfolio Trades. A potential conflict of interest may arise as a result of the Northern Cross portfolio managers’ day-to-day management of the Multi-Manager International Equity Fund. Because of the portfolio managers’ positions with the Multi-Manager International Equity Fund, each portfolio manager knows the size, timing and possible market impact of the Multi-Manager International Equity Fund’s trades. It is theoretically possible that a portfolio manager could use this information to the advantage of other accounts he manages and to the possible detriment of the Multi-Manager International Equity Fund.

Investment Opportunities. A potential conflict of interest may arise as result of a Northern Cross portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Multi-Manager International Equity Fund and other accounts managed by one or more of the portfolio managers, but may not be available in sufficient quantities for both the Multi-Manager International Equity Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Multi-Manager International Equity Fund and another account.

Northern Cross has adopted policies and procedures reasonably designed to treat all accounts fairly and equitably and to address the potentially adverse effect of any conflicts of interest, including each of the conflicts discussed above. Northern Cross has adopted policies and procedures designed to allocate investment opportunities on a fair and equitable basis over time. Under Northern Cross’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and the Subadviser’s investment outlook.

Northern Cross may purchase or sell the same securities at the same time for different clients. No client account will be favored over any other, and all clients participating in the aggregate order shall receive an average share price with all other transaction costs shared on a pro-rata basis. Northern Cross reviews its aggregation procedures annually to ensure that such procedures are adequate to prevent any account from being systematically disadvantaged as a result of the aggregation of orders.

The primary goal of Northern Cross in choosing broker-dealers is to obtain executions at the most favorable commission rates in relation to the benefit received by its accounts. To achieve this goal, Northern Cross evaluates broker-dealers on the basis of their professional capabilities, the value and quality of their services and their comparative commission rates. For this reason, the commission paid may not be the lowest available.

Northern Cross may select a broker-dealer because it provides research, as well as brokerage services, and such research may benefit numerous client accounts. In determining whether to accept non-brokerage services from broker-dealers, Northern Cross evaluates the extent to which such services will provide assistance in the investment decision-making process. Northern Cross does not have any procedures whereby a specific amount of brokerage is allocated to particular broker-dealers.

Brokers selected are expected to provide best execution for each trade processed. The portfolio management team monitors executions and trade executions are spot checked to the volume weighted average price by the compliance and operations teams.

6.	The following information is added under the section entitled “PORTFOLIO MANAGERS – Portfolio Manager Compensation Structure – Sub-Advisers – Multi-Manager International Equity Fund” beginning on page 129 of the SAI:

Northern Cross

The four principals of Northern Cross, LLC, Howard Appleby, CFA, Jean-Francois Ducrest, James LaTorre, CFA, and Edward E. Wendell, Jr. are equal owners of Northern Cross, LLC. Their compensation consists of equal shares in Northern Cross, LLC’s overall profits.

7.	The following information, as of December 31, 2011, is added under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 142 of the SAI:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest

Northern Cross
Howard Appleby, CFA	Multi-Manager International Equity Fund	$0
Jean-Francois Ducrest	Multi-Manager International Equity Fund	$0
James LaTorre, CFA	Multi-Manager International Equity Fund	$0
Edward E. Wendell, Jr	Multi-Manager International Equity Fund	$0